Shareholders' equity - Reconciliation of movement in reserves (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Debt securities at FVOCI reserve
Balance as at beginning of period	$ 62	$ 223	$ 443
Net gains/(losses) from changes in fair value	13	(187)	(142)
Income tax effect		50	38
Transferred to income statement	(65)	(49)	(205)
Income tax effect	21	16	62
Loss allowance on debt securities measured at FVOCI	1		(2)
Other	(15)	9	29
Balance as at end of period	17	62	223
Equity securities at FVOCI reserve
Balance as at beginning of period	136	190	44
Net gains/(losses) from changes in fair value	(34)	(54)	146
Income tax effect	9
Balance as at end of period	111	136	190
Share-based payment reserve
Balance as at beginning of period	1,893	1,866	1,806
Share-based payment expense	58	27	60
Balance as at end of period	1,951	1,893	1,866
Cash flow hedge reserve
Balance as at beginning of period	813	1,049	196
Net gains/(losses) from changes in fair value	522	82	1,222
Income tax effect	(156)	(21)	(362)
Transferred to income statements	(418)	(424)	(10)
Income tax effect	124	127	3
Balance as at end of period	885	813	1,049
Foreign currency translation reserve
Balance as at beginning of period	(505)	(407)	(241)
Exchange differences on translation of foreign operations	553	(133)	(367)
Gains/(losses) on net investment hedges	(175)	35	201
Balance as at end of period	(127)	(505)	(407)
Other reserves
Balance as at beginning of period	(21)	(20)	(21)
Transactions with owners		(1)	1
Balance as at end of period	(21)	(21)	(20)
Total reserves	$ 2,816	$ 2,378	$ 2,901